Financial Assets and Financial Liabilities - Summary of Financial Liabilities (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities	€ 1,658,000,000.0	€ 448,000,000.0
Total current	1,480,300,000	185,500,000
Total non-current	177,700,000	262,500,000
Loans and borrowings
Disclosure of financial liabilities [line items]
Total	301,500,000	240,100,000
Total current	129,900,000	9,100,000
Total non-current	171,600,000	231,000,000.0
Total trade payables and other financial liabilities at amortized cost, other than loans and borrowings	301,500,000	240,100,000
Financial liabilities	301,500,000	240,100,000
Loans and borrowings | Convertible note – host contract
Disclosure of financial liabilities [line items]
Total	99,700,000	87,500,000
Total trade payables and other financial liabilities at amortized cost, other than loans and borrowings	€ 99,700,000	87,500,000
Loans and borrowings | 3.5% €50,000,000 bank loan
Disclosure of financial liabilities [line items]
Interest rate	3.50%
Secured bank loan	€ 50,000,000
Total	0	47,200,000
Total trade payables and other financial liabilities at amortized cost, other than loans and borrowings	€ 0	47,200,000
Loans and borrowings | 2.2% €10,000,000 secured bank loan
Disclosure of financial liabilities [line items]
Interest rate	2.20%
Secured bank loan	€ 10,000,000
Total	7,700,000	9,000,000.0
Total trade payables and other financial liabilities at amortized cost, other than loans and borrowings	€ 7,700,000	9,000,000.0
Loans and borrowings | 2.1% €9,450,000 secured bank loan
Disclosure of financial liabilities [line items]
Interest rate	2.10%
Secured bank loan	€ 9,450,000
Total	7,800,000	8,700,000
Total trade payables and other financial liabilities at amortized cost, other than loans and borrowings	€ 7,800,000	8,700,000
Loans and borrowings | 1.9% €3,528,892 secured bank loan
Disclosure of financial liabilities [line items]
Interest rate	1.90%
Secured bank loan	€ 3,528,892
Total	3,400,000	3,500,000
Total trade payables and other financial liabilities at amortized cost, other than loans and borrowings	€ 3,400,000	3,500,000
Loans and borrowings | 0.8% €1,305,167 loan
Disclosure of financial liabilities [line items]
Interest rate	0.80%
Secured bank loan	€ 1,305,167
Total	1,300,000	0
Total trade payables and other financial liabilities at amortized cost, other than loans and borrowings	1,300,000	0
Loans and borrowings | Lease liabilities
Disclosure of financial liabilities [line items]
Total	181,600,000	84,200,000
Total trade payables and other financial liabilities at amortized cost, other than loans and borrowings	181,600,000	84,200,000
Other financial liabilities
Disclosure of financial liabilities [line items]
Total	978,700,000	176,400,000
Total financial liabilities at fair value	377,800,000	31,500,000
Total trade payables and other financial liabilities at amortized cost, other than loans and borrowings	978,700,000	176,400,000
Financial liabilities	1,356,500,000	207,900,000
Total current	1,350,400,000	176,400,000
Total non-current	6,100,000	31,500,000
Other financial liabilities | Convertible note – embedded derivative
Disclosure of financial liabilities [line items]
Derivatives not designated as hedging instrument	308,700,000	30,900,000
Other financial liabilities | Foreign exchange forward contracts
Disclosure of financial liabilities [line items]
Derivatives not designated as hedging instrument	63,000,000.0	0
Other financial liabilities | Contingent consideration
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	6,100,000	600,000
Other financial liabilities | Trade Payables
Disclosure of financial liabilities [line items]
Total	160,000,000.0	102,300,000
Total trade payables and other financial liabilities at amortized cost, other than loans and borrowings	160,000,000.0	102,300,000
Other financial liabilities | Other Financial Liabilities
Disclosure of financial liabilities [line items]
Total	818,700,000	74,100,000
Total trade payables and other financial liabilities at amortized cost, other than loans and borrowings	€ 818,700,000	€ 74,100,000